LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 69.6%	Shares	Value
Aerospace & Defense - 2.4%
Axon Enterprise, Inc. (a)	5,500	$757,515
Honeywell International, Inc.	5,100	992,358
L3Harris Technologies, Inc.	6,300	1,565,361
		3,315,234
Banks - 4.3%
Bank of America Corp.	55,000	2,267,100
Cullen/Frost Bankers, Inc.	12,500	1,730,125
Zions Bancorp N.A.	28,500	1,868,460
		5,865,685
Beverages - 1.8%
The Coca-Cola Co.	23,100	1,432,200
PepsiCo, Inc.	6,200	1,037,756
		2,469,956
Biotechnology - 1.0%
Charles River Laboratories International, Inc. (a)	5,000	1,419,850

Chemicals - 5.9%
Air Products and Chemicals, Inc.	6,000	1,499,460
Corteva, Inc.	20,358	1,170,178
DuPont de Nemours, Inc.	13,658	1,004,955
Ecolab, Inc.	5,900	1,041,704
FMC Corp.	15,000	1,973,550
Linde PLC (b)	4,200	1,341,606
		8,031,453
Commercial Services & Supplies - 2.9%
Cintas Corp.	4,000	1,701,560
Waste Connections, Inc. (b)	9,500	1,327,150
Waste Management, Inc.	6,000	951,000
		3,979,710
Communications Equipment - 1.5%
QUALCOMM, Inc.	13,300	2,032,506

Computers & Peripherals - 2.2%
Apple, Inc.	17,200	3,003,292

Construction Materials - 1.2%
Martin Marietta Materials, Inc.	4,100	1,578,049

Diversified Financials - 2.6%
JPMorgan Chase & Co.	13,200	1,799,424
Moody's Corp.	5,000	1,687,050
		3,486,474
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	15,841	806,941

Electrical Equipment & Instruments - 1.9%
Emerson Electric Co.	13,400	1,313,870
Rockwell Automation, Inc.	4,500	1,260,135
		2,574,005
Electronic Equipment & Instruments - 1.3%
National Instruments Corp.	12,800	519,552
Trimble, Inc. (a)	18,100	1,305,734
		1,825,286
Electronic Equipment, Instruments & Components - 1.1%
Teledyne Technologies, Inc. (a)	3,200	1,512,416

Food & Drug Retailing - 0.9%
Walmart, Inc.	7,900	1,176,468

Health Care Equipment & Supplies - 3.7%
Alcon, Inc. (b)	20,800	1,650,064
PerkinElmer, Inc.	10,100	1,762,046
Thermo Fisher Scientific, Inc.	2,800	1,653,820
		5,065,930
Household Durables - 0.6%
Newell Brands, Inc.	40,000	856,400

Household Products - 1.7%
Colgate-Palmolive Co.	13,100	993,373
Kimberly-Clark Corp.	6,000	738,960
The Procter & Gamble Co.	3,500	534,800
		2,267,133
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	550	1,792,972

IT Consulting & Services - 3.6%
Black Knight, Inc. (a)	19,400	1,125,006
Broadridge Financial Solutions, Inc.	10,200	1,588,242
PayPal Holdings, Inc. (a)	6,600	763,290
Visa, Inc. - Class A	6,100	1,352,797
		4,829,335
Life Sciences Tools & Services - 1.2%
Danaher Corp.	5,500	1,613,315

Machinery - 1.1%
Fortive Corp.	10,100	615,393
Xylem, Inc.	11,000	937,860
		1,553,253
Media & Entertainment - 3.6%
Alphabet, Inc. - Class C (a)	725	2,024,918
The Walt Disney Co. (a)	11,800	1,618,488
Meta Platforms, Inc. (a)	5,600	1,245,216
		4,888,622
Metals & Mining - 1.1%
Newmont Goldcorp Corp.	19,500	1,549,275

Oil & Gas & Consumable Fuels - 4.3%
Chevron Corp.	8,395	1,366,958
ConocoPhillips	16,800	1,680,000
Coterra Energy, Inc.	25,900	698,523
EOG Resources, Inc.	4,800	572,304
Pioneer Natural Resources Co.	6,100	1,525,183
		5,842,968
Oil, Gas & Consumable Fuels - 1.1%
Kinder Morgan, Inc.	80,000	1,512,800

Personal Products - 0.9%
The Estee Lauder Cos., Inc. - Class A	4,600	1,252,672

Pharmaceuticals - 3.3%
Abbott Laboratories	10,800	1,278,288
Merck & Co., Inc.	18,900	1,550,745
Zoetis, Inc.	8,626	1,626,777
		4,455,810
Real Estate Investment Trusts - 1.1%
American Tower Corp.	5,900	1,482,198

Road & Rail - 1.2%
Union Pacific Corp.	5,700	1,557,297

Software - 4.6%
Adobe, Inc. (a)	2,000	911,240
Microsoft Corp.	7,300	2,250,663
Oracle Corp.	17,800	1,472,594
salesforce.com, Inc. (a)	7,400	1,571,168
		6,205,665
Software & Services - 1.2%
Akamai Technologies, Inc. (a)	13,800	1,647,582

Specialty Retail - 1.2%
The Home Depot, Inc.	5,300	1,586,449

Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. - Class B	11,800	1,587,808

TOTAL COMMON STOCKS
(Cost $53,193,177)		94,624,809

	Principal
CORPORATE BONDS - 28.9%	Amount	Value
Aerospace & Defense - 1.6%
Honeywell International, Inc.:
2.300%, 08/15/2024
Callable 07/15/2024	250,000	249,671
1.350%, 06/01/2025
Callable 05/01/2025	750,000	723,823
L3Harris Technologies, Inc.
3.850%, 06/15/2023
Callable 05/15/2023	900,000	913,549
Raytheon Technologies Corp.
3.700%, 12/15/2023
Callable 09/15/2023	250,000	254,541
		2,141,584
Banks - 1.9%
Bank of America Corp.
3.300%, 01/11/2023	500,000	505,760
Comerica Bank
2.500%, 07/23/2024	300,000	297,002
Comerica, Inc.
3.700%, 07/31/2023
Callable 06/30/2023	475,000	481,677
The Bank of New York Mellon Corp.
2.200%, 08/16/2023
Callable 06/16/2023	200,000	199,899
Truist Bank:
3.200%, 04/01/2024
Callable 03/01/2024	250,000	253,160
4.050%, 11/03/2025
Callable 09/03/2025	385,000	397,961
3.300%, 05/15/2026
Callable 04/15/2026	400,000	403,225
		2,538,684
Beverages - 1.0%
Keurig Dr Pepper, Inc.
2.550%, 09/15/2026
Callable 06/15/2026	1,000,000	971,351
PepsiCo, Inc.
2.375%, 10/06/2026
Callable 07/06/2026	435,000	426,385
		1,397,736
Biotechnology - 1.4%
AbbVie, Inc.:
2.850%, 05/14/2023
Callable 03/14/2023	525,000	528,588
3.200%, 05/14/2026
Callable 02/14/2026	600,000	603,093
Amgen, Inc.:
3.625%, 05/22/2024
Callable 02/22/2024	250,000	254,965
2.600%, 08/19/2026
Callable 05/19/2026	450,000	444,922
		1,831,568
Chemicals - 0.8%
Air Products and Chemicals, Inc.
1.850%, 05/15/2027
Callable 03/15/2027	675,000	639,605
Ecolab, Inc.
2.700%, 11/01/2026
Callable 08/01/2026	500,000	495,473
		1,135,078
Communications Equipment - 1.0%
Cisco Systems, Inc.
2.200%, 09/20/2023
Callable 07/20/2023	750,000	751,909
QUALCOMM, Inc.
2.900%, 05/20/2024
Callable 03/20/2024	600,000	604,921
		1,356,830
Computers & Peripherals - 0.2%
Apple, Inc.:
2.500%, 02/09/2025	250,000	249,815
3.200%, 05/13/2025	55,000	55,880
		305,695
Consumer Finance - 0.8%
American Express Co.:
3.400%, 02/27/2023
Callable 01/27/2023	125,000	126,570
3.700%, 08/03/2023
Callable 07/03/2023	300,000	305,478
3.000%, 10/30/2024
Callable 09/29/2024	650,000	653,761
		1,085,809
Diversified Financials - 0.5%
JPMorgan Chase & Co.:
3.375%, 05/01/2023	225,000	227,623
3.875%, 02/01/2024	275,000	281,170
3.200%, 06/15/2026
Callable 03/15/2026	200,000	201,521
		710,314
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
3.400%, 05/15/2025
Callable 02/15/2025	850,000	853,124
1.700%, 03/25/2026
Callable 03/25/2023	250,000	237,025
Verizon Communications, Inc.:
3.500%, 11/01/2024
Callable 08/01/2024	750,000	764,730
2.625%, 08/15/2026
	250,000	245,109
		2,099,988
Electrical Equipment & Instruments - 0.3%
Emerson Electric Co.
3.150%, 06/01/2025
Callable 03/01/2025	200,000	202,295
Roper Technologies, Inc.
1.000%, 09/15/2025
Callable 08/15/2025	250,000	232,543
		434,838
Electronic Equipment & Instruments - 0.4%
Trimble, Inc.
4.150%, 06/15/2023
Callable 05/15/2023	500,000	507,424

Food & Drug Retailing - 0.5%
Walmart, Inc.
3.550%, 06/26/2025
Callable 04/26/2025	700,000	721,093

Food & Staples Retailing - 0.5%
Costco Wholesale Corp.
1.375%, 06/20/2027
Callable 04/20/2027	690,000	643,216

Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.
1.450%, 09/01/2025
Callable 08/01/2025	600,000	574,945

Internet & Catalog Retail - 0.2%
Amazon.com, Inc.
1.200%, 06/03/2027
Callable 04/03/2027	260,000	240,882

IT Services - 1.5%
PayPal Holdings, Inc. (a)
1.650%, 06/01/2025	1,250,000	1,204,242
Visa, Inc.:
3.150%, 12/14/2025	300,000	304,263
1.900%, 04/15/2027
Callable 02/15/2027	500,000	482,126
		1,990,631
Life Sciences Tools & Services - 0.9%
Danaher Corp.
3.350%, 09/15/2025
Callable 06/15/2025	250,000	252,054
Thermo Fisher Scientific, Inc.
1.215%, 10/18/2024	1,000,000	963,382
		1,215,436
Machinery - 0.5%
Illinois Tool Works, Inc.
3.500%, 03/01/2024
Callable 12/01/2023	715,000	727,503

Media & Entertainment - 1.2%
Alphabet, Inc.:
3.375%, 02/25/2024	600,000	613,249
1.998%, 08/15/2026
Callable 05/15/2026	200,000	195,592
The Walt Disney Co.
1.750%, 08/30/2024
Callable 07/30/2024	810,000	796,206
		1,605,047
Oil & Gas & Consumable Fuels - 2.8%
Chevron Corp.
1.995%, 05/11/2027
Callable 03/11/2027	400,000	384,959
ConocoPhillips
2.400%, 12/15/2022
Callable 09/15/2022	490,000	491,985
Enterprise Products Operating, LLC
3.750%, 02/15/2025
Callable 11/15/2024	665,000	678,178
EOG Resources, Inc.
2.625%, 03/15/2023
Callable 12/15/2022	600,000	601,921
Exxon Mobil Corp.:
2.709%, 03/06/2025
Callable 12/06/2024	255,000	255,296
3.043%, 03/01/2026
Callable 12/01/2025	400,000	404,496
Kinder Morgan, Inc.
3.150%, 01/15/2023
Callable 12/15/2022	500,000	502,850
Schlumberger Investment SA
3.650%, 12/01/2023
Callable 09/01/2023 (b)	500,000	508,514
		3,828,199
Oil, Gas & Consumable Fuels - 0.3%
Kinder Morgan Energy Partners LP
3.450%, 02/15/2023
Callable 100.000000, 11/15/2022	425,000	428,135

Personal Products - 0.6%
The Estee Lauder Cos., Inc.
2.000%, 12/01/2024
Callable 11/01/2024	805,000	793,134

Pharmaceuticals - 2.3%
Abbott Laboratories:
3.400%, 11/30/2023
Callable 09/30/2023	480,000	488,391
3.875%, 09/15/2025
Callable 06/15/2025	255,000	264,139
Bristol-Myers Squibb Co.:
2.750%, 02/15/2023
Callable 01/15/2023	650,000	657,138
3.625%, 05/15/2024
Callable 02/15/2024	250,000	254,216
Johnson & Johnson
0.550%, 09/01/2025
Callable 08/01/2025	735,000	687,818
Pfizer, Inc.
0.800%, 05/28/2025
Callable 04/28/2025	800,000	757,382
		3,109,084
Real Estate Investment Trusts - 0.9%
American Tower Corp.:
2.400%, 03/15/2025
Callable 02/15/2025	600,000	584,907
3.375%, 10/15/2026
Callable 07/15/2026	635,000	628,308
		1,213,215
Road & Rail - 0.6%
Burlington Northern Santa Fe, LLC
3.000%, 03/15/2023
Callable 12/15/2022	600,000	604,732
Union Pacific Corp.
3.750%, 07/15/2025
Callable 05/15/2025	200,000	205,245
		809,977
Semiconductor Equipment & Products - 0.4%
Intel Corp.
3.700%, 07/29/2025
Callable 04/29/2025	500,000	512,834

Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.
2.875%, 05/11/2024	255,000	257,184
NVIDIA Corp.
3.200%, 09/16/2026	400,000	408,025
		665,209
Software - 2.5%
Adobe, Inc.
1.900%, 02/01/2025
Callable 01/01/2025	1,005,000	984,478
Fortinet, Inc.
1.000%, 03/15/2026
Callable 02/15/2026	1,360,000	1,240,860
Microsoft Corp.
3.125%, 11/03/2025
Callable 08/03/2025	230,000	234,108
Oracle Corp.:
2.500%, 04/01/2025
Callable 03/01/2025	500,000	489,359
2.950%, 05/15/2025
Callable 02/15/2025	500,000	495,253
		3,444,058
Specialty Retail - 0.9%
Lowe's Cos, Inc.
2.500%, 04/15/2026
Callable 01/15/2026	800,000	782,101
The Home Depot, Inc.
2.800%, 09/14/2027
Callable 06/14/2027	500,000	495,544
		1,277,645
TOTAL CORPORATE BONDS
(Cost $40,562,698)		39,345,791

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
Invesco Short-Term Investments Trust - Government & Agency Portfolio -Institutional Shares, 0.25%(c)	1,954,609	1,954,609

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,954,609)		1,954,609

Total Investments - 99.9%		135,925,209
(Cost $95,710,484)
Other Assets in Excess of Liabilities - 0.1%		117,324
TOTAL NET ASSETS - 100.0%		$136,042,533

(a)	Non-income producing security.
(b)	Security is issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc.

("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM BALANCED FUND
Sector Classification
March 31, 2022

Sectors:	% Net Assets

Information Technology	22.0%
Health Care	13.7%
Industrials	12.5%
Financials	10.1%
Materials	9.0%
Energy	8.5%
Consumer Staples	7.9%
Communication Services	6.9%
Consumer Discretionary	5.9%
Real Estate	2.0%
Money Market Funds	1.4%
Other assets in excess of liabilities	0.1%

Fair Value Measurement Summary at March 31, 2022 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Fund's may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -  Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -  Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of March 31, 2022, the Fund's assets carried at fair value were classified as follows:

LKCM Balanced Fund
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$39,345,791	$–	$39,345,791
Common Stocks	94,624,809	–	–	94,624,809
Short-Term Investment	1,954,609	–	–	1,954,609
Total Investments	$96,579,418	$39,345,791	$–	$135,925,209